Simple Agreements for Future Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Simple Agreements For Future Equity [Abstract]
Simple Agreements For Future Equity [Text Block]
6. Simple Agreements for Future Equity
The Company has entered into SAFEs with various investors that were classified as liabilities on the Company’s condensed balance sheets and accounted for at fair value, subject to remeasurement each reporting period (see Note 3). Each SAFE has no maturity date, does not bear any interest and provides the investor with the right to convert into a variable number of shares of future equity in the Company at the stated conversion amount, if certain events or conditions are triggered.
In 2024, the Company entered into SAFEs with several investors for an aggregate purchase amount of $45.2 million (“2024 SAFEs”), including $10.4 million with affiliates of two board members. At the same time, the terms of a SAFE entered into in 2023, with an affiliate of a board member, for an aggregate purchase amount of $10.0 million (“2023 SAFE”) were aligned with the 2024 SAFE terms. During the six months ended June 30, 2025, the Company entered into SAFEs with certain investors for an aggregate purchase amount of $23.7 million (“2025 SAFEs”), including $10.0 million from an affiliate of AACT and $4.0 million from affiliates of two board members. At the same time, the terms of the 2023 SAFE and 2024 SAFEs were amended to include conversion terms upon a SPAC transaction to align with the 2025 SAFE terms. In addition, in April 2025, the $10.0 million SAFE from an affiliate of AACT was exchanged for a second lien loan pursuant to the terms of such SAFE (see Note 5).
The fair value of the SAFEs, including changes as a result of the amendments and the exchange for a second lien loan, were recorded in the condensed statements of operations and comprehensive loss for the six months ended June 30, 2025 and 2024. All of the outstanding SAFEs are subject to conversion as described below. For the six months ended June 30, 2025 and 2024, there were no events or conditions that triggered termination or conversion of the SAFEs. The number of shares to be issued upon conversion of the SAFEs is subject to the following:
Equity Financing
– Upon the occurrence of an equity financing event, each SAFE automatically converts into a greater of (i) the number of shares of preferred stock equal to the SAFE purchase amount divided by the discount price or (ii) the number of shares of preferred stock equal to the SAFE purchase amount divided by the SAFE price.

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“Discount price” means the price per share equal to the price per share of preferred stock sold in the equity financing multiplied by the discount rate of 50.0% (for the 2023 SAFE prior to being amended, the discount rate was 75.0%).

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“SAFE price” means the price per share equal to the valuation cap of $500.0 million divided by Company capitalization calculated as of immediately prior to the equity financing on a fully-diluted basis as described in the SAFEs (for the 2023 SAFE prior to being amended, the valuation cap was $800.0 million).

Liquidity Event
– If there is a liquidity event before the conversion of each SAFE, the holder of each SAFE will automatically be entitled to the greater of (i) two times the purchase amount (for the 2023 SAFE prior to being amended, it was the purchase amount), or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price (determined as the valuation cap divided by Company capitalization calculated as of immediately prior to the liquidity event on a fully-diluted basis, as described in the SAFEs).
Dissolution Event
– If there is a dissolution event before the conversion of each SAFE, the holder of each SAFE will automatically be entitled to receive a portion of proceeds equal to two times the purchase amount (for the 2023 SAFE prior to being amended, it was the purchase amount).
SPAC transaction
– If there is a SPAC transaction before termination of each SAFE, each SAFE automatically converts into the greater of (i) the number of shares of common stock equal to the purchase amount divided by the SPAC discount price or (ii) the number of shares of common stock equal to the purchase amount divided by the SPAC SAFE price.

•	“SPAC discount price” means the price per share equal to 50% of the implied price per share of the common stock of the Company in the SPAC transaction.

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“SPAC SAFE price” means the price per share equal to the valuation cap of $500.0 million divided by Company capitalization calculated as of immediately prior to the SPAC transaction on a fully-diluted basis as described in the SAFEs.

8.	Simple Agreements for Future Equity
The Company has entered into SAFEs with various investors that were classified as liabilities on the Company’s balance sheets and accounted for at fair value, subject to remeasurement each reporting period (see Note 4). Each SAFE has no maturity date, does not bear any interest and provides the investor with the right to convert into a variable number of shares of future equity in the Company at the stated conversion amount, if certain events or conditions are triggered.
In 2023, the Company entered into a SAFE with one investor, who is an affiliate of a board member, for an aggregate purchase amount of $10.0 million (“2023 SAFE”). In 2024, the Company entered into SAFEs with several investors for an aggregate purchase amount of $45.2 million (“2024 SAFEs”), including $10.4 million with affiliates of two board members. At the same time, the 2023 SAFE terms were aligned with the 2024 SAFE terms. The fair value of the SAFEs, including changes as a result of the amendments, was recorded in the statement of operations and comprehensive loss for the years ended December 31, 2024 and 2023. The 2023 SAFE and 2024 SAFEs (collectively, the “SAFEs”) are subject to conversion as described below. For the years ended December 31, 2024 and 2023, there were no events or conditions that triggered termination or conversion of the SAFEs. The number of shares to be issued upon conversion of the SAFEs is subject to the following:
Equity Financing
– Upon the occurrence of an equity financing event, each SAFE automatically converts into a greater of (i) the number of shares of preferred stock equal to the SAFE purchase amount divided by the discount price or (ii) the number of shares of preferred stock equal to the SAFE purchase amount divided by the SAFE price.

•
“Discount price” means the price per share equal to the price per share of preferred stock sold in the equity financing multiplied by the discount rate of 50.0% (for the 2023 SAFE prior to being amended, the discount rate was 75.0%).

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“SAFE price” means the price per share equal to the valuation cap of $
500.0

million divided by Company capitalization calculated as of immediately prior to the equity financing on a fully-diluted basis as described in the SAFEs (for the 2023 SAFE prior to being amended, the valuation cap was $800.0 million).

Liquidity Event
– If there is a liquidity event before the conversion of each SAFE, the holder of each SAFE will automatically be entitled to the greater of (i) two times the purchase amount (for the 2023 SAFE prior to being amended, it was the purchase amount), or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price (determined as the valuation cap divided by Company capitalization calculated as of immediately prior to the liquidity event on a fully-diluted basis, as described in the SAFEs).
Dissolution Event
– If there is a dissolution event before the conversion of each SAFE, the holder of each SAFE will automatically be entitled to receive a portion of proceeds equal to two times the purchase amount (for the 2023 SAFE prior to being amended, it was the purchase amount).
Subsequent to December 31, 2024 (see Note 19), the SAFEs were further amended to provide for conversion terms upon a SPAC transaction. If there is a SPAC transaction before termination of each SAFE, each SAFE automatically converts into the greater of (i) the number of shares of common stock equal to the purchase amount divided by the SPAC discount price or (ii) the number of shares of common stock equal to the purchase amount divided by the SPAC SAFE price.

•	“SPAC discount price” means the price per share equal to 50% of the implied price per share of the common stock of the Company in the SPAC transaction.

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“SPAC SAFE price” means the price per share equal to the valuation cap of $500.0 million divided by Company capitalization calculated as of immediately prior to the SPAC transaction on a fully-diluted basis as described in the SAFEs.